Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Furniture and appliances	$ 3,145,955	$ 3,141,313	$ 9,762,939	$ 4,327,294	$ 7,625,222
Services					3,379,655	4,201,414
Sales of parts and equipment					3,322,944	2,178,611
Construction	1,338,428		4,169,305		1,120,224
Automotive supplies	2,250,645		4,231,013
TOTAL REVENUE	6,735,028	3,141,313	18,163,257	4,327,294	15,448,045	6,380,025
OPERATING EXPENSES
Cost of sales	4,573,123	2,429,714	12,348,594	3,353,608	9,406,228	1,830,067
Personnel costs	876,991	216,904	2,198,231	298,187	2,553,589	2,228,194
Depreciation and amortization	299,477	59,376	547,655	62,919	1,447,077	1,352,874
Fuel					378,115	718,495
General and administrative	1,844,979	693,556	4,519,504	1,565,666	4,185,442	1,569,149
TOTAL OPERATING EXPENSES	7,594,570	3,399,550	19,613,984	5,280,380	17,970,451	7,698,779
NET LOSS FROM OPERATIONS	(859,542)	(258,237)	(1,450,727)	(953,086)	(2,522,406)	(1,318,754)
OTHER INCOME (EXPENSE)
Gain on forgiveness of debt			360,302
Financing costs	(7,982)	(141,429)	(14,050)	(170,001)	(205,075)	(32,400)
Loss on extinguishment of debt		(286,350)	(757,792)	(286,350)	(382,681)
Gain on disposition of subsidiary			3,282,804
Other income/(expense)	14,424		10,885		(24,271)
Gain on sale of property and equipment					130,749	57,603
Interest expense	(120,217)	(22,692)	(295,782)	(29,530)	(460,559)	(523,780)
TOTAL OTHER INCOME (EXPENSE)	(113,775)	(450,471)	2,586,367	(485,881)	(941,837)	(498,577)
NET INCOME (LOSS) BEFORE INCOME TAXES	(973,317)	(708,708)	1,135,640	(1,438,967)	(3,464,243)	(1,817,331)
INCOME TAX BENEFIT		82,000	21,900	97,000	(431,631)	(504,060)
NET INCOME (LOSS) AFTER TAXES	(973,317)	(626,708)	1,157,540	(1,341,967)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(973,317)	(626,708)	1,157,540	(1,341,967)	(3,032,612)	(1,313,271)
NET LOSS FROM DISCONTINUED OPERATIONS
Income (loss) from discontinued operations before income taxes		(5,073,901)	240,405	(12,717,710)	(10,964,688)	(2,766,453)
Less provision for income taxes for discontinued operations		(873,176)		(2,309,929)	(698,303)	698,303
Net income (loss) from discontinued operations		(4,200,725)	240,405	(10,407,781)	(11,662,991)	(2,068,150)
Less net income (loss) from discontinued operations attributable to noncontrolling interests		(1,669,777)	108,182	(3,260,361)	4,491,220	620,445
Net income (loss) from discontinued operations attributable to 1847 Holdings common shareholders		(2,530,948)	132,223	(7,147,420)	(7,171,771)	(1,447,705)
NET INCOME (LOSS)	(973,317)	(3,157,656)	1,289,763	(8,489,387)	(10,204,383)	(2,760,976)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(65,008)	(233,897)	(106,628)	(669,811)	(595,731)	(514,019)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	(908,309)	(2,923,759)	1,396,391	(7,819,576)	(9,608,652)	(2,246,957)
PREFERRED STOCK ACCRUED DIVIDEND	314,093		813,481
DEEMED DIVIDEND RELATED TO ISSUANCE OF PREFERRED STOCK			1,527,086		3,051,478
DISTRIBUTION – ALLOCATION SHARES					5,985,000
1847 GOEDEKER SPIN-OFF DIVIDEND					283,257
NET INCOME (LOSS) ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ (1,222,402)	$ (2,923,759)	$ (944,176)	$ (7,819,576)	$ (18,928,387)	$ (2,246,957)
Net income (loss) per common share from continuing operations: basic (in Dollars per share)	$ (0.2)	$ (0.17)	$ 0.25	$ (0.39)	$ (0.82)	$ (0.42)
Net income (loss) per common share from discontinued operations: basic (in Dollars per share)	0	(1.12)	0.67	(3.03)	(3.16)	(0.66)
Net income (loss) per common share: basic (in Dollars per share)	(0.25)	(0.78)	(0.82)	(2.27)	(2.6)	(0.71)
Net income (loss) per common share from continuing operations diluted (in Dollars per share)	(0.2)	(0.17)	0.14	(0.39)	$ 3,692,429	$ 3,147,918
Net income (loss) per common share from discontinued operations: diluted (in Dollars per share)	0	(1.12)	0.38	(3.03)
Net income (loss) per common share: diluted (in Dollars per share)	$ (0.25)	$ (0.08)	$ (0.82)	$ (2.27)
Weighted-average common shares outstanding: basic (in Shares)	4,842,851	3,735,235	4,718,671	3,440,115
Weighted-average common shares outstanding: dilutive (in Shares)	4,842,851	3,735,235	8,260,040	3,440,115